Sharon Tomko
Talcott Resolution Law Group
1 Griffin Road North
Windsor, CT 06095-1512
860-547-4416
sharon.tomko@thehartford.com

June 29, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on June 28, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Talcott Resolution Life Insurance Company Separate Account Seven
File No. 333-176150        PRM 3
Huntington PRM 3
File No. 333-176149        PRM Select 3
File No. 333-168986        PRM 2
Huntington PRM 2
File No. 333-168990        PRM Select 2
File No. 333-148564        PRM I
Huntington PRM I
PRM Select I
File No. 333-148570        Leaders IV
Leaders Platinum I
Leaders / Chase III
Huntington Leaders II
Leaders Ultra
Leaders Select II
File No. 333-148553        Leaders Foundation I
File No. 333-101932        Leaders 2-3
Wells Fargo Leaders 1-2
Leaders/Chase 1-2
Classic Leaders
Leaders Select
Huntington eaders
Select Leaders V
File No. 333-101937        Leaders Access 2-3
File No. 333-101942        Leaders Edge 2-3
File No. 333-101948        Leaders Plus 2-3
File No. 333-101954        Leaders Outlook 2-3
Nations Outlook Variable Annuity 2-3
Huntington Leaders Outlook 2-3
Classic Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Leaders Select Outlook
Select Leaders Outlook III

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
File No. 333-176152        PRM 3
File No. 333-174679        PRM O-Share
File No. 333-168987        PRM 2
File No. 333-168989        PRM 2 V-A
File No. 333-148565        PRM I
File No. 333-159547        PRM V-A I
File No. 333-136548        PRM Foundation II
File No. 333-148561        Leaders IV
File No. 333-148555        Leaders Edge IV
File No. 333-148566        Leaders Foundation I
File No. 333-101933        Leaders 2-3
Wells Fargo Leaders 1-2
Select Leaders V
File No. 333-101936        Leaders Access 2-3
File No. 333-101943        Leaders Edge 2-3
File No. 333-101949        Leaders Plus 2-3
File No. 333-101955        Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Select Leaders Outlook III

Talcott Resolution Life Insurance Company Separate Account Three
File No. 333-136543        The Director 2008
File No. 333-119414            Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419            Director M Access
File No. 333-119415            Director M Edge
File No. 333-119422            The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417            The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
File No. 333-101927        Select Leaders 2-4
File No. 333-102625        Select Leaders Outlook 1-2

Talcott Resolution Life and Annuity Insurance Company Separate Account Three
File No. 333-136545        The Director 2008
File No. 333-119418            Director M
Wells Fargo Director M
File No. 333-119423            Director M Access
File No. 333-119420            Director M Edge
File No. 333-119416            The Director M Plus
File No. 333-119421            The Director M Outlook
Wells Fargo Director M Outlook
File No. 333-101928        Select Leaders 2-4
File No. 333-102628        Select Leaders Outlook 1-2